Related parties (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest income			₩ 230,557		₩ 193,012
Interest expenses			798,129		1,050,584
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Interest income	₩ 9,961	₩ 4,122	9,716		24,374
Interest expenses	₩ 11,973	4,509	₩ 6,789		321,827
Total for all related parties [member] | Well core [Member]
IfrsStatementLineItems [Line Items]
Related party	Entity that has significant influence over the Company		Entity that has significant influence over the Company
Name of entity	Well Core		Well Core	[1]
Interest income					567
Interest expenses	₩ 11,973	715	₩ 783		3,882
Total for all related parties [member] | Dongsung D&C [Member]
IfrsStatementLineItems [Line Items]
Related party	Entities controlled by Key Management Personnel		Entities controlled by Key Management Personnel
Name of entity	Dongsung D&C		Dongsung D&C	[2]
Interest income	₩ 5,560		₩ 1,296
Interest expenses
Total for all related parties [member] | CubeBio Holdings., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Related party	Entities controlled by Key Management Personnel		Entities controlled by Key Management Personnel
Name of entity	CubeBio Holdings		CubeBio Holdings., Ltd.
Interest income	₩ 1,207	928	₩ 1,980		550
Interest expenses
Total for all related parties [member] | Jae Myung Kim [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel		Key management personnel
Name of entity	Noh Bin Park		Jae Myung Kim
Interest income
Interest expenses					62,234
Total for all related parties [member] | Noh Bin Park [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel		Key management personnel
Name of entity	Ho Sung Han		Noh Bin Park
Interest income
Interest expenses		1,472	₩ 2,060		3,358
Total for all related parties [member] | Ho Sung Han [Member]
IfrsStatementLineItems [Line Items]
Related party	Key management personnel		Key management personnel
Name of entity	Eun Jong Choi		Ho Sung Han
Interest income
Interest expenses		1,104	₩ 2,171		2,519
Total for all related parties [member] | Eun Jong Choi [Member]
IfrsStatementLineItems [Line Items]
Related party			Key management personnel
Name of entity			Eun Jong Choi
Interest income	3,194	3,194	₩ 6,440		23,257
Interest expenses
Total for all related parties [member] | Se Yoon Kim [Member]
IfrsStatementLineItems [Line Items]
Related party	Other related party		Other related party
Name of entity	Gyung Ha Yu		Se Yoon Kim
Interest income
Interest expenses					16,594
Total for all related parties [member] | Gyung Ha Yu [Member]
IfrsStatementLineItems [Line Items]
Related party			Other related party
Name of entity			Gyung Ha Yu
Interest income
Interest expenses		₩ 1,218	₩ 1,775		2,068
Total for all related parties [member] | Jung Gon Kim [Member]
IfrsStatementLineItems [Line Items]
Related party			Other related party
Name of entity			Jung Gon Kim
Interest income
Interest expenses					₩ 231,172

[1]	Well Core Co., Ltd. (“Well Core”) is an entity that has significant influence over the Company.
[2]	Dongsung D&C., Ltd. (“Dongsung D&C”) was identified as a related party because it is controlled by a member of the Company’s key management personnel.